- SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock
Basic earnings per share:
Allocation of distributed earnings (cash dividends paid)									$ 385,878	$ 367,081	$ 352,953
Allocation of undistributed earnings									188,286	162,299	27,324
Total earnings—basic									$ 574,164	$ 529,380	$ 380,277
Total weighted-average shares—basic (shares)									151,625	153,519	158,471
Earnings Per Share—basic (USD per share)	$ 0.88	$ 1.32	$ 0.98	$ 0.60	$ 0.56	$ 1.09	$ 0.70	$ 1.09	$ 3.79	$ 3.45	$ 2.40
Diluted earnings per share:
Allocation of total earnings used in basic computation									$ 574,164	$ 529,380	$ 380,277
Reallocation of total earnings as a result of conversion of Class B common stock to Common stock									208,817	190,664	132,674
Reallocation of undistributed earnings									0	0	0
Total earnings—diluted									$ 782,981	$ 720,044	$ 512,951
Conversion of Class B common stock to Common shares outstanding									60,620	60,620	60,620
Total weighted-average shares—diluted (shares)									213,742	215,304	220,651
Earnings Per Share—diluted (USD per share)	0.85	1.28	0.95	0.58	0.55	1.06	0.68	1.06	$ 3.66	$ 3.34	$ 2.32
Common stock | Employee stock options
Diluted earnings per share:
Incremental common shares attributable to dilutive effect of share-based payment arrangements									1,144	964	1,335
Common stock | Performance and restricted stock units
Diluted earnings per share:
Incremental common shares attributable to dilutive effect of share-based payment arrangements									353	201	225
Class B common stock
Basic earnings per share:
Allocation of distributed earnings (cash dividends paid)									$ 140,394	$ 132,394	$ 123,179
Allocation of undistributed earnings									68,423	58,270	9,495
Total earnings—basic									$ 208,817	$ 190,664	$ 132,674
Total weighted-average shares—basic (shares)									60,620	60,620	60,620
Earnings Per Share—basic (USD per share)	0.80	1.20	0.89	0.55	0.51	0.99	0.64	0.99	$ 3.44	$ 3.15	$ 2.19
Diluted earnings per share:
Allocation of total earnings used in basic computation									$ 208,817	$ 190,664	$ 132,674
Reallocation of total earnings as a result of conversion of Class B common stock to Common stock									0	0	0
Reallocation of undistributed earnings									(492)	(324)	(69)
Total earnings—diluted									$ 208,325	$ 190,340	$ 132,605
Conversion of Class B common stock to Common shares outstanding									0	0	0
Total weighted-average shares—diluted (shares)									60,620	60,620	60,620
Earnings Per Share—diluted (USD per share)	$ 0.80	$ 1.20	$ 0.89	$ 0.55	$ 0.51	$ 0.99	$ 0.64	$ 0.99	$ 3.44	$ 3.14	$ 2.19
Class B common stock | Employee stock options
Diluted earnings per share:
Incremental common shares attributable to dilutive effect of share-based payment arrangements									0	0	0
Class B common stock | Performance and restricted stock units
Diluted earnings per share:
Incremental common shares attributable to dilutive effect of share-based payment arrangements									0	0	0